GOODWILL AND OTHER INTANGIBLE ASSETS- Schedule of Future Amortization Expense (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Future amortization expense, remainder of fiscal year	$ 12,570
Future amortization expense, year one	8,602	$ 16,708
Future amortization expense, year two	5,676	8,549
Future amortization expense, year three	4,358	5,624
2029 and beyond	403
Total future amortization expense	$ 31,609	$ 35,590